PSF PGIM JENNISON VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Long-Term Investments — 99.2%
Common Stocks
Aerospace & Defense — 8.1%
Airbus SE (France)	126,402	$29,518,152
Boeing Co. (The)*	130,575	28,182,002
General Electric Co.	95,032	28,587,526
Northrop Grumman Corp.	50,763	30,930,911
RTX Corp.	267,968	44,839,086
		162,057,677
Automobiles — 1.9%
General Motors Co.	613,098	37,380,585
Banks — 12.3%
Bank of America Corp.	881,136	45,457,806
JPMorgan Chase & Co.	329,152	103,824,415
M&T Bank Corp.	121,087	23,929,213
PNC Financial Services Group, Inc. (The)	204,933	41,177,188
Truist Financial Corp.	690,510	31,570,117
		245,958,739
Beverages — 1.0%
PepsiCo, Inc.	143,330	20,129,265
Biotechnology — 1.6%
AbbVie, Inc.	136,716	31,655,223
Broadline Retail — 1.4%
Amazon.com, Inc.*	131,689	28,914,954
Building Products — 1.8%
Johnson Controls International PLC	330,929	36,385,644
Capital Markets — 3.8%
Blackstone, Inc.	120,284	20,550,522
Goldman Sachs Group, Inc. (The)	70,298	55,981,812
		76,532,334
Chemicals — 3.1%
DuPont de Nemours, Inc.	340,641	26,535,934
Linde PLC	75,966	36,083,850
		62,619,784
Communications Equipment — 2.4%
Cisco Systems, Inc.	703,512	48,134,291
Consumer Staples Distribution & Retail — 3.5%
Walmart, Inc.	672,041	69,260,545
Electric Utilities — 0.7%
PG&E Corp.(a)	892,636	13,460,951
Entertainment — 2.1%
Walt Disney Co. (The)	361,003	41,334,844
Ground Transportation — 1.4%
Union Pacific Corp.	118,744	28,067,519
Health Care Equipment & Supplies — 0.9%
GE HealthCare Technologies, Inc.	251,585	18,894,034
Health Care Providers & Services — 1.0%
UnitedHealth Group, Inc.	57,640	19,903,092
Hotels, Restaurants & Leisure — 1.2%
McDonald’s Corp.	78,546	23,869,344
	Shares	Value
Common Stocks (continued)
Household Durables — 1.5%
Toll Brothers, Inc.	210,537	$29,083,581
Industrial Conglomerates — 1.7%
3M Co.	218,268	33,870,828
Industrial REITs — 1.1%
Prologis, Inc.	188,862	21,628,476
Insurance — 5.0%
Chubb Ltd.	79,800	22,523,550
Lincoln National Corp.	509,597	20,552,047
Marsh & McLennan Cos., Inc.	102,082	20,572,585
MetLife, Inc.	453,659	37,367,892
		101,016,074
Interactive Media & Services — 3.9%
Alphabet, Inc. (Class A Stock)	174,251	42,360,418
Meta Platforms, Inc. (Class A Stock)	48,499	35,616,696
		77,977,114
IT Services — 0.8%
International Business Machines Corp.	57,634	16,262,009
Machinery — 1.8%
Parker-Hannifin Corp.	48,210	36,550,412
Multi-Utilities — 5.5%
CenterPoint Energy, Inc.	961,085	37,290,098
NiSource, Inc.	1,254,746	54,330,502
Public Service Enterprise Group, Inc.	228,431	19,064,851
		110,685,451
Oil, Gas & Consumable Fuels — 8.8%
Cheniere Energy, Inc.	112,770	26,498,695
Chevron Corp.	213,549	33,162,024
Exxon Mobil Corp.	368,363	41,532,928
Shell PLC, ADR	391,587	28,010,218
Williams Cos., Inc. (The)	742,359	47,028,443
		176,232,308
Personal Care Products — 1.3%
Unilever PLC (United Kingdom), ADR	446,199	26,450,677
Pharmaceuticals — 3.8%
AstraZeneca PLC (United Kingdom), ADR	342,751	26,295,857
Eli Lilly & Co.	34,557	26,366,991
Roche Holding AG, ADR(a)	583,709	24,404,873
		77,067,721
Residential REITs — 1.6%
Camden Property Trust	302,284	32,277,886
Semiconductors & Semiconductor Equipment — 5.3%
Advanced Micro Devices, Inc.*	161,545	26,136,365
Broadcom, Inc.	78,134	25,777,188
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	113,499	31,699,136
Texas Instruments, Inc.	119,814	22,013,426
		105,626,115
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PSF PGIM JENNISON VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Software — 3.5%
Microsoft Corp.	75,782	$39,251,287
Oracle Corp.	53,823	15,137,180
Salesforce, Inc.	65,584	15,543,408
		69,931,875
Specialized REITs — 1.4%
Gaming & Leisure Properties, Inc.	600,136	27,972,339
Specialty Retail — 1.3%
Lowe’s Cos., Inc.	101,704	25,559,232
Technology Hardware, Storage & Peripherals — 1.4%
Dell Technologies, Inc. (Class C Stock)(a)	198,137	28,089,882
Trading Companies & Distributors — 1.3%
United Rentals, Inc.(a)	27,487	26,240,739

Total Long-Term Investments (cost $1,211,862,323)		1,987,081,544
Short-Term Investments — 4.6%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 4.308%)(wb)	17,737,958	17,737,958
PGIM Institutional Money Market Fund (7-day effective yield 4.350%) (cost $74,638,206; includes $74,407,294 of cash collateral for securities on loan)(b)(wb)	74,690,567	74,645,753

Total Short-Term Investments (cost $92,376,164)		92,383,711

TOTAL INVESTMENTS—103.8% (cost $1,304,238,487)		2,079,465,255

Liabilities in excess of other assets — (3.8)%		(75,249,131)

Net Assets — 100.0%		$2,004,216,124

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $74,330,158; cash collateral of $74,407,294 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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